Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

July 1, 2014

VIA EDGAR CORRESPONDENCE

Michelle Roberts, Senior Counsel

Office of Insured Investments

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Carillon Life Account (1940 Act Registration No. 811-09076) (the "Registrant")
Registration Statement on Form N-6 for Excel Accumulator
Acceleration Request Pursuant to Securities Act Rule 461

Dear Ms. Roberts:

The Registrant and the Principal Underwriter, Ameritas Investment Corp., hereby request that the effective date of the above-captioned Registration Statement be accelerated to July 1, 2014.

The merger of Ameritas Life Insurance Corp. ("Ameritas") with its direct, wholly owned subsidiary, The Union Central Life Insurance Company ("Union Central"), occurred on July 1, 2014.  On this day, the Registrant transferred from Union Central to Ameritas.  The change in Depositor and Ameritas' assumption of Union Central's contractual obligations and liabilities are reflected in the Registration Statement.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing.  We have provided all information investors require for an informed decision.  Since the Registrant and its management are in possession of all facts relating to the Registrant's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

  Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
  The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
  The Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration and assistance.  If you have any questions regarding this acceleration request or the registration, please contact Ann D. Diers, 402-467-7847.

Sincerely,

On behalf of Carillon Life Account		On behalf of Ameritas Investment Corp.

	/s/ JoAnn M. Martin		/s/ Salene Hitchcock-Gear
Name:	JoAnn M. Martin	Name:	Salene Hitchcock-Gear
Title:	Director, Chair, President &	Title:	Director, President &
	Chief Executive Officer		Chief Executive Officer
	Ameritas Life Insurance Corp		Ameritas Investment Corp.